Income Taxes - Summary Of Reconciliation Of The Federal Income Tax Rate (Benefit) And Effective Tax Rate (Benefit) (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%
Change in fair value of warrants			(8.88%)	(18.10%)
Other			2.11%	0.00%
Valuation allowance			11.60%	1.80%
Income tax provision	(3.40%)	25.90%	25.83%	4.70%